Robert A. Schwartz	120 Albany Street Plaza, | New Brunswick, NJ 08901
732.448.2548	T. 732.846.7600 | F. 732.846.8877
rschwartz@windelsmarx.com

January 7, 2013

VIA EDGAR

United States Securities and Exchange Commission

Washington, DC 20549

Re:	North Jersey Community Bancorp, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted November 21, 2012
CIK No. 0001462694

Gentlemen:

Transmitted along with this cover letter is Amendment No. 1 to the Confidential Draft Registration Statement on Form S-1 of ConnectOne Bancorp, Inc., formerly known as North Jersey Community Bancorp, Inc. Please note that effective November 29, 2012, pursuant to the approval of the shareholders of the Company, the Company changed its name from North Jersey Community Bancorp, Inc. to ConnectOne Bancorp, Inc.

We have filed Amendment No. 1 to, among other things, address the comments contained in the December 18, 2012 letter from Michael R. Clampitt, Senior Staff Attorney. Set forth below is our response to each of the comments contained in Mr. Clampitt’s letter.

General

1.	We note your disclosure that you are an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act. Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Securities and Exchange Commission

January 7, 2013

We are supplementally filing an investor presentation which constitutes a written communication, as defined in Rule 405 promulgated pursuant to the Securities Act of 1933, as amended (the “Securities Act”). As of the date hereof research reports about the Company been published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in the offering. We will supplementally file any such material to the extent it is presented, published or distributed.

2.	Since it appears that this registration statement will not be declared effective until 2013, please be aware that you will be required to update certain disclosure to account for the fiscal year ended December 31, 2012. In this respect, we note, as examples only, that you will be required to include updated information in response to Items 402 and 404 of Regulation S-K.

We have updated certain disclosures, including that required in response to Items 402 and 404 of Regulation S-K, to account for the fiscal year ended December 31, 2012, including the management compensation disclosure and related party transaction disclosures. We have also added a “Recent Developments” section to provide disclosure of the Company’s financial condition and results of operations through November 30, 2012.

3.	Please revise to provide a recent developments section that addresses the following:

•

Please revise to provide an updated assessment of the effects of Hurricane Sandy on your financial condition, results of operations and cash flows. Explain the processes followed to develop your assessment.

•

Please revise to disclose if you have determined whether or not the storm had a significant effect on your operations. If you have not been able to conclude on the effects of the storm on your operations, provide a discussion of why and of each of the material variables that have prevented you from so doing.

•

Please revise to provide a discussion of the effects of the storm on each of the counties in which you operate and the extent of your operations (percentage of business, etc.) in each of those counties. Include the latest total dollar estimates of the damage done in each county in which you operate.

Securities and Exchange Commission

January 7, 2013

•

Please revise to provide disaggregated loan portfolio information by loan type for each county in which you operate as of the most recently completed month end. Also, provide updated loan delinquency information as of the most recent month end by loan type and county and provide comparable information as of September 30, 2012. Provide a discussion in the changes between periods and how the storm affected them.

•

Noting your loan portfolio concentration in commercial real estate loans and commercial business loans and that you primarily lend to small and medium sized businesses that may have fewer resources in downturns, such as resulted from the storm, please revise to discuss how the storm affected these loans and how borrowers have and will be able to meet the repayment requirements of their loans.

•	Please revise to provide a discussion of the effects of the storm on your branches and related fixed assets, including loss estimates on operations and property impairments.

We have added a “Recent Developments” section, beginning on page 10 of the Prospectus, to disclose the Company’s assessment of the effects of Hurricane Sandy on its financial condition, results of operation and cash flow and to disclose the impact of the storm on the Company’s operations. In light of the fact that the Company, based upon the assessment disclosed in the Registration Statement, does not believe that the storm had a material impact on its financial condition, results of operations or cash flows, and the fact that the storm did not have a significant effect on the Company’s operations, the Company does not believe that the additional topics discussed in comment 3 are material to the Company, and so the Company has not addressed them in Amendment No. 1.

Prospectus Cover Page

4.	Confirm to the staff that no preliminary distribution has been or will be made until all non-430A information is included and a price range is included.

Securities and Exchange Commission

January 7, 2013

On behalf of ConnectOne Bancorp, we hereby confirm to the staff that no preliminary distribution has been or will be made until all non-430A information is included and a price range is included.

Prospectus Summary, page 1

5.	Please delete the statement regarding information incorporated by reference in the first sentence of this paragraph, since you are not eligible to use incorporation by reference at this time. See General Instruction VII. A. to Form S-1.

The requested change has been made on page 1.

Risk Factors

We have a significant concentration in commercial. . . , page 12

6.	Revise to include market area data relevant to your commercial portfolios, such as commercial vacancy rate trends, commercial defaults, commercial bankruptcies, etc.

We have added certain market data relevant to our commercial portfolios, including general market economic data and commercial vacancy information, on page 15. The Registrant does not believe it can obtain information regarding commercial defaults or bankruptcies from sufficiently reliable sources to include in the prospectus, and so it has not included this information.

The nature of our commercial loan portfolio…, page 12

7.	Revise to disclose the outstanding balance(s) as of the most recent practicable date and the under 3 year old percentage(s).

The requested change has been made on page 16.

Use of Proceeds, page 21

8.	Revise to disclose how much of the total proceeds will be downstreamed to the bank.

Securities and Exchange Commission

January 7, 2013

The disclosure has been revised on page 25 to clarify that substantially all of the net proceeds will be downstreamed to the Bank.

Dilution, page 22

9.	Revise to add a table showing the differences between the number of shares of common stock purchased from you, the total consideration paid and the average price per share paid by existing stockholders and new investors purchasing shares of your common stock in the offering.

The requested disclosure has been added to page 25.

Business

General, page 43

10.	Revise to include the number of persons employed at the company. Refer to Item 101(c)(xiii) of Regulation S-K.

The requested disclosure has been added to page 46.

Products and Services, page 44

11.	Please revise this section of your disclosure to include more information with respect to your business. In particular, revise to discuss in detail the revenues generated from the various forms of banking services that are available. State the number and amount of your total deposits, and provide more information with respect to the various kinds of deposit accounts that you offer. Add a description of your loan portfolio, including a discussion of the number and value of originated loans; in the aggregate and broken down by type. In addition, please add a more detailed description of your loan approval process, and provide information regarding any non-performing loans. You may want to consider adding tabular disclosure to present certain information requested in this comment. Please review this section in its entirety and include any additional information necessary to present a more specific and detailed view of your business and operations.

Securities and Exchange Commission

January 7, 2013

The requested disclosure has been added starting on page 47. Please note that the Company’s MD&A, under the heading “Asset Quality” contains substantial information regarding non-performing assets and classified loans.

Supervision and Regulation

Prompt Corrective Action, page 52

12.	We note your disclosure that the bank was “well capitalized” as of December 31, 2012. Please review and revise to include a corrected date, depending on the information available when you file your amended registration statement.

The requested correction has been added. The date has been changed to September 30, 2012.

Management

Board of Directors, page 54

13.	Please revise your disclosure in this section, as well as your disclosure in “Non-Director Executive Management” on page 55 to provide specific dates with respect to the directors’ and officers’ business experience during the past five years. For example, please include the dates during which Mr. Baier served as EPV and CFO and the date that Mr. Burns joined the company. In addition, please consider adding disclosure in the introductory section or in the first biographical paragraph clarifying that each director that was a founding organizer of the bank has been with the company since 2005.

The disclosure has been revised to provide dates with respect to the directors’ and officers’ prior business experience.

Please note that although the Bank was formed in 2005, the Company was not formed to serve as a holding company for the Bank until 2008. Therefore, the founding organizers of the Bank have not been with the Company since 2005, but rather since 2008. We have revised the disclosure to indicate when each member of the Board of Directors joined the Company’s Board of Directors.

Committees of Our Board of Directors

Independence, page 56

Securities and Exchange Commission

January 7, 2013

14.	Please revise your disclosure to explain, in more detail, the reasons for the board’s conclusion that Mr. Kempner may be considered to be independent despite his status as CEO of MWW Group.

The requested disclosure has been added on page 59.

Executive Compensation, page 58

15.	It appears that Mr. Burns’ annual base salary, as disclosed on page 59, would have required him to have been included in the table, pursuant to Item 402(m)(2)(iii) of Regulation S-K. Please revise your disclosure to include him in the table in your next amendment.

Mr. Burns has been added to the executive compensation table, as requested.

Certain Relationships and Related Transactions, page 63

16.	Please confirm that by “other persons” in the last sentence of the first paragraph, you mean “persons not related to” you. Please revise your disclosure to include the correct representation in your next amendment. Refer to Instruction 4(c)(ii) to Item 404(a) of Regulation S-K.

On behalf of ConnectOne Bancorp, we hereby confirm to you that the term “other persons” used in the last sentence of the first paragraph was meant to include “persons not related to” ConnectOne Bancorp, Inc. The requested revision has been made on page     .

17.	Revise your disclosure to explain, in more detail, the directors’ involvement in the limited liability company discussed in the third paragraph of this section. Please disclose each of the directors who are members of the limited liability company. In addition, state the material terms of each lease, including the branch locations, length of the leases and the rents to be charged. Describe how the terms of the leases were negotiated, since seven of your directors have an apparent conflict of interest. Finally, please discuss whether the board has considered if these leases will affect any of the directors’ independence under the Nasdaq listing standards.

The requested revisions have been made on page 66. The disclosure has been revised to list the name of each director who is a member of the limited liability company, and to discuss their involvement. In addition, the disclosure has been revised to provide the material terms of each of the two relevant leases, and the manner in which the terms of the leases were determined.

Securities and Exchange Commission

January 7, 2013

The Board of Directors of the Company have considered whether the leases will affect the Directors’ independence under the Nasdaq listing standards. Disclosure of the Board’s consideration is included in the Prospectus under the heading “Management – Independence”.

Part II - Information Not Required in Prospectus

Item 16. Exhibits and Financial Statement Schedules

18.	We note that you have filed nine agreements and plans as Exhibits 10.1 - 10.9, but that they have each been labeled as Exhibit 10 on Edgar. Please ensure that the exhibits are filed under their specific numbers when you make your public filing.

The exhibit numbering will be corrected prior to the Company’s public filing.

Very truly yours,

/s/ Robert A. Schwartz

Robert A. Schwartz

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